COLUMBIA FLOATING RATE ADVANTAGE FUND
                           COLUMBIA FLOATING RATE FUND

                         SUPPLEMENT DATED JULY 16, 2004
          TO CLASS A, B AND C SHARES PROSPECTUSES DATED JANUARY 1, 2004
                   (Replaces supplement dated April 14, 2004)

                COLUMBIA INSTITUTIONAL FLOATING RATE INCOME FUND

                         SUPPLEMENT DATED JULY 16, 2004
                       TO PROSPECTUS DATED JANUARY 1, 2004
                   (Replaces supplement dated April 14, 2004)

            On April 15, 2004, Highland Capital Management, L.P. ("Highland") replaced Columbia Management Advisors, Inc. ("Columbia") as investment adviser to each of the Funds listed above (each, a "Fund," and, collectively, the "Funds"). Highland did so pursuant to interim investment advisory agreements (each, an "Interim Agreement," and, collectively, the "Interim Agreements"), each of which was approved by the Board of Trustees (a "Board") of the Fund to which such Interim Agreement relates pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended.

            Subject to approval by the shareholders of the Funds, it is expected that the Interim Agreements will be replaced by permanent investment advisory agreements (each, a "Permanent Agreement," and, collectively, the "Permanent Agreements"), each of which also was approved by the relevant Fund's Board, but in no event shall the Interim Agreements remain effective beyond September 12, 2004. Under the Permanent Agreements as proposed, Highland would continue to serve as investment adviser to the Funds. Shareholders of each Fund will vote on the proposed Permanent Agreement for their respective Fund at a joint special meeting currently expected to be held on July 30, 2004 (the "Shareholder Meeting"). Highland has indicated that it may not continue to serve as investment adviser to any of the Funds beyond the date of the Shareholder Meeting unless the shareholders of both the Columbia Floating Rate Fund and the Columbia Floating Rate Advantage Fund approve the Permanent Agreement for their respective Fund at the Shareholder Meeting.

            At the Shareholder Meeting, the shareholders of each Fund also will be asked to approve the election of a new Board for their respective Fund, the nominees for such Board to consist of certain persons who serve as trustees of other registered investment companies for which Highland serves as investment adviser.

            Shareholders who owned shares of a Fund on June 1, 2004 received further information regarding the relevant Permanent Agreement and the proposed changes to their respective Fund's Board in a proxy statement distributed on June 21, 2004. Such shareholders also received voting instruction cards with which to vote on the relevant proposals at the Shareholder Meeting.

            On April 15, 2004, pursuant to the Interim Agreements, Mark Okada and Joe Dougherty of Highland assumed primary responsibility for the day-to-day management of each of the Funds. Mr. Okada and Mr. Dougherty are supported by a team of industry-focused investment professionals in analyzing and executing investment ideas. Mr. Okada has been affiliated with Highland since it was founded in 1993 and Mr. Dougherty has been affiliated with Highland since 1998.

            In connection with the change of investment adviser for the Funds from Columbia to Highland, PFPC Distributors, Inc. replaced Columbia Funds Distributor, Inc. as distributor and principal underwriter to the Funds, effective April 16, 2004.

         It is expected that on or about October 18, 2004, PFPC Inc. will replace the current service providers as administrator, fund accountant and transfer agent for each of the Funds; and PFPC Trust Company will become the custodian for each of the Funds.

         Effective September 20, 2004, shareholders of the Funds whose shares are repurchased during a Periodic Repurchase Offer (as defined in the Funds' prospectuses) will no longer be able to exchange those shares for shares of any other fund. Also, effective September 20, 2004, no shareholder of any other fund will be able to exchange shares of such other fund for shares of any of the Funds.

         Effective October 18, 2004, distributions received by shareholders of the Funds (income dividends, capital gains or otherwise) may no longer be reinvested in shares of any fund other than the Funds through dividend diversification, purchase of shares of funds other than the Funds through the automated dollar cost averaging option will no longer be permitted, and reduction of sales charges by rights of accumulation and statements of intent, to the extent such rights of accumulation or statements of intent take into account shares of funds other than the Funds, will no longer be available.

Prospectus Changes

         The first paragraph under the section entitled "HOW TO BUY SHARES" is revised in its entirety as follows:

Your financial advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated net asset value. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. Investors may be charged a fee if they effect a transaction in Fund shares through either a broker or a broker's authorized designee.

The USA Patriot Act may require the Fund, an authorized broker or a broker's authorized designee to obtain certain personal information from you, which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If the Fund, authorized broker or authorized designee is unable to verify your customer information, it reserves the right to close your account or to take such other steps as it deems reasonable.

         The subsection entitled "Affiliation Risk" in the section entitled PRINCIPAL RISKS and the subsection entitled "Portfolio Managers" in the section entitled MANAGEMENT OF THE FUND are deleted in their entirety.

Job Code


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                      COLUMBIA FLOATING RATE ADVANTAGE FUND
                           COLUMBIA FLOATING RATE FUND

                         SUPPLEMENT DATED JULY 16, 2004
              TO CLASS Z SHARES PROSPECTUSES DATED JANUARY 1, 2004
                   (Replaces supplement dated April 14, 2004)

         On April 15, 2004, Highland Capital Management, L.P. ("Highland") replaced Columbia Management Advisors, Inc. ("Columbia") as investment adviser to each of the Funds listed above (each, a "Fund," and, collectively, the "Funds"). Highland did so pursuant to interim investment advisory agreements (each, an "Interim Agreement," and, collectively, the "Interim Agreements"), each of which was approved by the Board of Trustees (a "Board") of the Fund to which such Interim Agreement relates pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended.

         Subject to approval by the shareholders of the Funds, it is expected that the Interim Agreements will be replaced by permanent investment advisory agreements (each, a "Permanent Agreement," and, collectively, the "Permanent Agreements"), each of which also was approved by the relevant Fund's Board, but in no event shall the Interim Agreements remain effective beyond September 12, 2004. Under the Permanent Agreements as proposed, Highland would continue to serve as investment adviser to the Funds. Shareholders of each Fund will vote on the proposed Permanent Agreement for their respective Fund at a joint special meeting currently expected to be held on July 30, 2004 (the "Shareholder Meeting"). Highland has indicated that it may not continue to serve as investment adviser to any of the Funds beyond the date of the Shareholder Meeting unless the shareholders of both the Columbia Floating Rate Fund and the Columbia Floating Rate Advantage Fund approve the Permanent Agreement for their respective Fund at the Shareholder Meeting.

         At the Shareholder Meeting, the shareholders of each Fund also will be asked to approve the election of a new Board for their respective Fund, the nominees for such Board to consist of certain persons who serve as trustees of other registered investment companies for which Highland serves as investment adviser.

         Shareholders who owned shares of a Fund on June 1, 2004 received further information regarding the relevant Permanent Agreement and the proposed changes to their respective Fund's Board in a proxy statement distributed on June 21, 2004. Such shareholders also received voting instruction cards with which to vote on the relevant proposals at the Shareholder Meeting.

         On April 15, 2004, pursuant to the Interim Agreements, Mark Okada and Joe Dougherty of Highland assumed primary responsibility for the day-to-day management of each of the Funds. Mr. Okada and Mr. Dougherty are supported by a team of industry-focused investment professionals in analyzing and executing investment ideas. Mr. Okada has been affiliated with Highland since it was founded in 1993 and Mr. Dougherty has been affiliated with Highland since 1998.

         In connection with the change of investment adviser for the Funds from Columbia to Highland, PFPC Distributors, Inc. replaced Columbia Funds Distributor, Inc. as distributor and principal underwriter to the Funds, effective April 16, 2004.

         It is expected that on or about October 18, 2004, PFPC Inc. will replace the current service providers as administrator, fund accountant and transfer agent for each of the Funds; and PFPC Trust Company will become the custodian for each of the Funds.

         Effective September 20, 2004, shareholders of the Funds whose shares are repurchased during a Periodic Repurchase Offer (as defined in the Funds' prospectuses) will no longer be able to exchange those shares for shares of any other fund. Also, effective September 20, 2004, no shareholder of any other fund will be able to exchange shares of such other fund for shares of any of the Funds.

         Effective October 18, 2004, distributions received by shareholders of the Funds (income dividends, capital gains or otherwise) may no longer be reinvested in shares of any fund other than the Funds through dividend diversification, purchase of shares of funds other than the Funds through the automated dollar cost averaging option will no longer be permitted, and reduction of sales charges by rights of accumulation and statements of intent, to the extent such rights of accumulation or statements of intent take into account shares of funds other than the Funds, will no longer be available.

Prospectus Changes

         The first paragraph under the section entitled "HOW TO BUY SHARES" is revised in its entirety as follows:

Your financial advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated net asset value. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. Investors may be charged a fee if they effect a transaction in Fund shares through either a broker or a broker's authorized designee.

The USA Patriot Act may require the Fund, an authorized broker or a broker's authorized designee to obtain certain personal information from you, which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If the Fund, authorized broker or authorized designee is unable to verify your customer information, it reserves the right to close your account or to take such other steps as it deems reasonable.

         The subsection entitled "Affiliation Risk" in the section entitled PRINCIPAL RISKS and the subsection entitled "Portfolio Managers" in the section entitled MANAGEMENT OF THE FUND are deleted in their entirety.

         Effective September 20, 2004, the section entitled ELIGIBLE INVESTORS is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares. Eligible Investors are as follows:

o Clients of broker-dealers or registered investment advisers that both recommend the purchase of Fund shares and charge clients an asset-based fee;
o A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the Fund or through a third party broker-dealer;
o Any insurance company, trust company or bank purchasing shares for its own account;
o        Any endowment, investment company or foundation;
o Any trustee of the Fund, any employee of Highland Capital Management, L.P. and any family member of any such trustee or employee; and
o        Any holder of Class Z shares of the Fund as of September 19, 2004

The Fund reserves the right to change the criteria for Eligible Investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of the Fund and it shareholders.


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